Redemption Payable To Managing Owner	12 Months Ended
Dec. 31, 2011
Redemption Payable To Managing Owner [Abstract]
Redemption Payable To Managing Owner

8.          REDEMPTION PAYABLE TO MANAGING OWNER

At December 31, 2011 and 2010, redemptions payable of $1,259 and $262,829, respectively, was related to profit share allocated to the Managing Owner at each year-end and redeemed.